Securitized Mortgage Trusts - Additional Information (Details) $ in Thousands		3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 16, 2022 USD ($)	Mar. 31, 2022 USD ($) item	Jun. 30, 2021 USD ($)	Jun. 30, 2022 USD ($)	Jun. 30, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Securitized Mortgage Trusts
Number of securitization | item		37
Aggregate sales price for sale of consolidated securitization trusts	$ 37,500	$ 37,500
Payment received on sale of consolidated securitization trusts	$ 20,000
Increase in fair value of securitization trust assets		9,200	$ (1,828)	$ 9,248	$ (5,373)	$ 6,471	$ (13,081)
Transaction costs related to sale of consolidated securitization trusts		277
Securitized mortgage trust assets deconsolidated		1,600,000
Securitized mortgage trust liabilities deconsolidated		$ 1,600,000